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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: I
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Brookfield Investment Management Inc.
                 -------------------------------------
   Address:      Three World Financial Center
                 -------------------------------------
                 200 Vesey Street
                 -------------------------------------
                 New York, NY 10281
                 -------------------------------------

Form 13F File Number: 028-13826
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth Gelman
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   212-549-8415
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Seth Gelman                 New York, NY      August 27, 2012
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 112
                                        --------------------

Form 13F Information Table Value Total: 2,224,078
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    (1)       028-13827                    AMP Capital Brookfield (US) LLC
    ------        -----------------        ---------------------------------

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                           FORM 13F INFORMATION TABLE

FORM 13F
31-Mar-10

                                                          Value     Shares/   Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class   CUSIP     (x$1000)  Prn Amt   Prn Call Dscretn Managers Sole      Shared None
------------------------------ ---------------- --------- --------- --------- --- ---- ------- -------- --------- ------ ---------
7 Days Group Holdings Ltd      ADR              81783J101     12183 1,172,550 SH       Defined     (1)    754,600          417,950
ALTRIA GROUP INC.              COM              02209S103      2290   111,580 SH       Sole               111,580
AMERICAN ELECTRIC POWER CO INC COM              025537101      2245    65,695 SH       Sole                65,695
American Water Works Co Inc    COM              030420103       918    42,200 SH       Defined     (1)     42,200
ASTRAZENECA PLC                Sponsored ADR    046353108      2252    50,350 SH       Sole                50,350
AT&T INC                       COM              00206R102      3288   127,255 SH       Sole               127,255
AVALONBAY COMMUNITIES INC      COM              053484101     81280   941,287 SH       Shared-
                                                                                       Defined     (1)    788,387          152,900
B&G FOODS INC                  CL A             05508R106       234    22,285 SH       Sole                22,285
Beazer Homes USA Inc           COM              07556Q105      1589   350,000 SH       Defined     (1)    218,200          131,800
BioMed Realty Trust Inc        COM              09063H107     52683 3,185,177 SH       Defined     (1)  2,818,851          366,326
Boston Properties Inc          COM              101121101    224535 2,976,341 SH       Defined     (1)  2,482,041          494,300
BP PLC                         Sponsored ADR    055622104      2200    38,555 SH       Sole                38,555
Brandywine Realty Trust        SH BEN INT NEW   105368203     81942 6,711,068 SH       Defined     (1)  5,938,174          772,894
BRISTOL-MYERS SQUIBB COMPANY   COM              110122108      2384    89,305 SH       Sole                89,305
BRITISH AMERICAN TOBACCO PLC   Sponsored ADR    110448107      2323    33,715 SH       Sole                33,715
Brookdale Senior Living Inc    COM              112463104    117420 5,637,084 SH       Defined     (1)  4,834,284          802,800
Brookfield Homes Corp          COM              112723101       549    62,842 SH       Defined     (1)     62,842
Brookfield Properties Corp     COM              112900105     76935 5,008,799 SH       Defined     (1)  4,506,499          502,300
Camden Property Trust          SH BEN INT       133131102     92156 2,213,683 SH       Defined     (1)  1,993,783          219,900
Canadian National Railway Co   COM              136375102       582     9,600 SH       Defined     (1)      9,600
China Real Estate Information  ADR              16948Q103      6161   614,855 SH       Defined     (1)    282,600          332,255
CITIGROUP INC                  COM              172967101       148    36,538 SH       Sole                36,538
Colonial Properties Trust      COM SH BEN INT   195872106      2559   198,642 SH       Defined     (1)                     198,642
CONSOLIDATED EDISON INC        COM              209115104      2192    49,225 SH       Sole                49,225
Crown Castle International Cor COM              228227104      2085    54,550 SH       Defined     (1)     54,550
CSX Corp                       COM              126408103      1257    24,700 SH       Defined     (1)     24,700

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
DEUTSCHE TELEKOM AG            Sponsored ADR    251566105      2220   164,425 SH       Sole               164,425
Digital Realty Trust Inc       COM              253868103     46550   858,847 SH       Defined     (1)    858,847
DOMINION RESOURCES INC VA      COM              25746U109      2379    57,870 SH       Sole                57,870
Douglas Emmett Inc             COM              25960P109     17642 1,147,835 SH       Defined     (1)  1,141,635            6,200
DU PONT (EI) DE NEMOURS & CO   COM              263534109      2346    63,000 SH       Sole                63,000
DUKE ENERGY CORP               COM              26441C105      2167   132,790 SH       Sole               132,790
Emeritus Corp                  COM              291005106      1933    94,983 SH       Defined     (1)     42,000           52,983
Empresas ICA SAB de CV         SPON ADR NEW     292448206       574    56,400 SH       Defined     (1)     56,400
Enbridge Energy Management LLC SHS UNITS LLI    29250X103       398     7,800 SH       Defined     (1)      7,800
Enbridge Inc                   COM              29250N105      2351    49,290 SH       Defined     (1)     49,290
Entertainment PPTYS TR         PFD C CNV 5.75%  29380T402       911    50,000 SH       Defined     (1)     50,000
Entertainment PPTYS TR         CONV PFD 9% SR E 29380T600     11542   441,900 SH       Defined     (1)    330,200          111,700
Equity One Inc                 COM              294752100     43930 2,325,558 SH       Defined     (1)  1,956,412          369,146
Equity Residential             COM              29476L107     35984   919,128 SH       Defined     (1)    919,128
Felcor Lodging TR INC          PFD              31430F200      2670   147,500 SH       Defined     (1)    130,500           17,000
Forest City Enterprises Inc    CL A             345550107     49310 3,421,963 SH       Defined     (1)  3,011,224          410,739
FRANCE TELECOM SA              Sponsored ADR    35177Q105      2130    88,650 SH       Sole                88,650
FRONTIER COMMUNICATIONS CORP   COM              35906A108       118    15,900 SH       Sole                15,900
GENERAL ELECTRIC CO            COM              369604103      1229    67,500 SH       Sole                67,500
GLAXOSMITHKLINE PLC            Sponsored ADR    37733W105      2131    55,320 SH       Sole                55,320
Glimcher Realty Trust          SH BEN INT       379302102      3445   679,447 SH       Defined     (1)    400,230          279,217
Grubb & Ellis Co               COM PAR $0.01    400095204      2588 1,176,212 SH       Defined     (1)    530,100          646,112
HFF Inc                        CL A             40418F108      3393   456,715 SH       Defined     (1)    281,215          175,500
Host Hotels & Resorts Inc      COM              44107P104     74995 5,119,087 SH       Defined     (1)  4,499,971          619,116
Hovnanian Enterprises Inc      CL A             442487203       549   126,100 SH       Defined     (1)    126,100
Inland Real Estate Corp        COM NEW          457461200     19994 2,185,096 SH       Defined     (1)    756,100        1,428,996
IRSA Inversiones y Representac GLOBL DEP RCPT   450047204       928    85,900 SH       Defined     (1)     85,900
ISHARES                        S&P 500 INDEX    464287200      1594    13,583 SH       Sole                13,583
ISHARES                        S&P 500 GRW      464287309      1466    24,467 SH       Sole                24,467
ISHARES                        S&P 500 Value    464287408      1340    23,729 SH       Sole                23,729
ISHARES                        MSCI EAFE IDX    464287465       977    17,457 SH       Sole                17,457
ISHARES                        S&P MIDCAP 400   464287507       526     6,680 SH       Sole                 6,680
ISHARES                        Russell 100      464287622       976    15,100 SH       Sole                15,100
ISHARES                        S&P SMLCP VALU   464287879      1065    16,610 SH       Sole                16,610

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
ISHARES                        S&P SMLCP GROW   464287887      1117    18,240 SH       Sole                18,240
JOHNSON & JOHNSON              COM              478160104      2254    34,565 SH       Sole                34,565
Kimco Realty Corp              COM              49446R109     97016 6,203,071 SH       Defined     (1)  5,531,671          671,400
Kite Realty Group Trust        COM              49803T102      4853 1,025,900 SH       Defined     (1)                   1,025,900
KKR FINANCIAL HOLDINGS LLC     COM              48248A306       148    18,010 SH       Sole                18,010
Lexington Realty Trust         COM              529043101     20890 3,208,897 SH       Defined     (1)  1,296,928        1,911,969
Lexington Realty Trust         PFD CONV SER C   529043309      1150    30,500 SH       Defined     (1)     30,500
LILLY ELI & CO                 COM              532457108      2215    61,155 SH       Sole                61,155
LORILLARD INC                  COM              544147101      2151    28,590 SH       Sole                28,590
Macerich Co/The                COM              554382101     84129 2,196,005 SH       Sole             1,874,724          321,281
MGM Resorts International      COM              552953101      2962   246,800 SH       Defined     (1)    139,100          107,700
Mission West Properties Inc    COM              605203108      5494   798,600 SH       Defined     (1)    350,638          447,962
National Grid PLC              SPON ADR NEW     636274300       219     4,500 SH       Defined     (1)      4,500
Northeast Utilities            COM              664397106      1672    60,481 SH       Defined     (1)     60,481
NorthWestern Corp              COM NEW          668074305      2799   104,400 SH       Defined     (1)    104,400
Omega Healthcare Investors Inc COM              681936100     64552 3,312,062 SH       Defined     (1)  3,045,062          267,000
PAETEC HOLDING CORP            COM              695459107        70    15,000 SH       Sole                15,000
PHILIP MORRIS INTL INC         COM              718172109      2411    46,217 SH       Sole                46,217
PITNEY BOWES INC               COM              724479100      2303    94,175 SH       Sole                94,175
Public Storage                 COM              74460D109    112178 1,219,464 SH       Defined     (1)  1,079,464          140,000
QWEST COMMUNICATIONS INTERNATI COM              749121109       677   129,700 SH       Sole               129,700
Ramco-Gershenson Properties Tr COM SH BEN INT   751452202      1430   127,000 SH       Defined     (1)                     127,000
Rayonier Inc                   COM              754907103     70238 1,546,074 SH       Defined     (1)  1,387,374          158,700
Retail Opportunity Investments COM              76131N101      3153   311,600 SH       Defined     (1)                     311,600
REYNOLDS AMERICAN INC          COM              761713106      2231    41,335 SH       Sole                41,335
ROYAL BANK SCOTLAND            SP ADR L RP PF   780097788      2409   150,000 SH       Sole               150,000
Sempra Energy                  COM              816851109      2944    59,000 SH       Defined     (1)     59,000
Simon Property Group Inc       COM              828806109    289824 3,454,394 SH       Defined     (1)  3,012,361          442,033
SOUTHERN COMPANY               COM              842587107      2243    67,640 SH       Sole                67,640
Southern Union Co              COM              844030106      1228    48,400 SH       Defined     (1)     48,400
SOUTHERN UNION CO              COM              844030106      2971   117,120 SH       Sole               117,120
SPDR S&P MIDCAP 400 ETF TRUST  UTSER1 S&PCRP    78467Y107      2222    15,520 SH       Sole                15,520
SPDR TRUST SERIES I            UNIT SER 1 S&P   78462F103      1831    15,653 SH       Sole                15,653
Spectra Energy Corp            COM              847560109      1825    81,000 SH       Defined     (1)     81,000

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
SPG 6% Pfd Series I            PFD CON I 6%     828806802      1714    24,100 SH       Defined     (1)      1,700           22,400
Starwood Hotels & Resorts Worl COM              85590A401     47900 1,027,025 SH       Defined     (1)    907,925          119,100
SUPERMEDIA INC                 COM              868447103       382     9,400 SH       Sole                 9,400
Taubman Centers Inc            COM              876664103    115537 2,894,201 SH       Defined     (1)  2,468,326          425,875
TELEFONICA DE ESPANA S A       Sponsored ADR    879382208      2099    29,525 SH       Sole                29,525
Terreno Realty Corp            COM              88146M101     10684   541,500 SH       Defined     (1)    208,300          333,200
Thomas Properties Group Inc    COM              884453101      2148   645,100 SH       Defined     (1)    645,100
TransCanada Corp               COM              89353D107      5135   140,100 SH       Defined     (1)    140,100
UDR Inc                        COM              902653104      1238    70,200 SH       Sole                                 70,200
UNILEVER PLC                   SPON ADR NEW     904767704      2202    75,200 SH       Sole                75,200
Union Pacific Corp             COM              907818108       396     5,400 SH       Defined     (1)      5,400
US STEEL CORP                  COM              912909108      1251    19,700 SH       Sole                19,700
VERIZON COMMUNICATIONS INC     COM              92343V104      3180   102,528 SH       Sole                102528
VODAFONE GROUP PLC             SPON ADR NEW     92857W209      2288    98,145 SH       Sole                98,145
Vornado Realty Trust           SH BEN INT       929042109      7932   104,779 SH       Defined     (1)    104,779
Weingarten Realty Investors    SH BEN INT       948741103    104462 4,845,165 SH       Defined     (1)  4,285,465          559,700
WINDSTREAM CORP                COM              97381W104       694    63,700 SH       Sole                63,700
XCEL ENERGY INC                COM              98389B100      2285   107,790 SH       Sole               107,790

Report Summary                              112           2,224,078              1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

     Other Managers                 Name                     13F File Number
           (1)           AMP Capital Brookfield (US) LLC     028-13827